Share-based Compensation (Summary of Share Option Activities) (Details) (Share Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 years	Dec. 31, 2012 years	Dec. 31, 2011 years
Employees [Member]
Number of Shares
Outstanding, beginning balance (in shares)	23,823,411	23,695,602	25,045,617
Options granted (in shares)	8,077,000	3,535,450	15,657,942
Options granted contingent upon IPO (in shares)			90,883
Options exercised (in shares)	(3,137,500)	(1,943,515)	(16,217,250)
Options forfeited or cancelled (in shares)	(1,372,120)	(1,464,126)	(881,590)
Outstanding, ending balance (in shares)	27,390,791	23,823,411	23,695,602
Vested and exercisable, ending balance (in shares)	11,585,914	9,143,752	4,208,831
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 1.04	$ 0.92	$ 0.20
Options granted (in US dollars per share)	$ 1.45	$ 1.35	$ 1.24
Options granted contingent upon IPO (in US dollars per share)			$ 0.40
Options exercised (in US dollars per share)	$ 0.71	$ 0.28	$ 0.14
Options forfeited or cancelled (in US dollars per share)	$ 1.06	$ 0.90	$ 0.53
Outstanding, ending balance (in US dollars per share)	$ 1.20	$ 1.04	$ 0.92
Vested and exercisable, ending balance (in US dollars per share)	$ 0.98	$ 0.85	$ 0.27
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	8.22	8.88	8.58
Outstanding, ending balance (in years)	7.80	8.22	8.88
Vested and exercisable, ending balance (in years)	6.99	7.69	7.42
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 4,077	$ 3,194	$ 33,775
Outstanding, ending balance	47,769	4,077	3,194
Vested and exercisable, ending balance	22,746	3,275	3,316
Non-Employees [Member]
Number of Shares
Outstanding, beginning balance (in shares)	2,787,500	2,337,500	10,375,000
Options granted (in shares)	975,000	450,000	2,337,500
Options exercised (in shares)	(322,910)		(10,375,000)
Options forfeited or cancelled (in shares)	(470,840)
Outstanding, ending balance (in shares)	2,968,750	2,787,500	2,337,500
Vested and exercisable, ending balance (in shares)	1,570,833	1,584,375	1,000,000
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 1.00	$ 0.93	$ 0.23
Options granted (in US dollars per share)	$ 1.18	$ 1.35	$ 0.93
Options exercised (in US dollars per share)	$ 0.95		$ 0.23
Options forfeited or cancelled (in US dollars per share)	$ 1.16
Outstanding, ending balance (in US dollars per share)	$ 1.04	$ 1.00	$ 0.93
Vested and exercisable, ending balance (in US dollars per share)	$ 0.98	$ 0.99	$ 0.91
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	9.01	9.92	6.12
Outstanding, ending balance (in years)	8.30	9.01	9.92
Vested and exercisable, ending balance (in years)	8.07	8.97	9.84
Aggregate Intrinsic Value
Outstanding, beginning balance	577	283	13,716
Outstanding, ending balance	5,639	577	283
Vested and exercisable, ending balance	$ 3,079	$ 348	$ 144